MORTGAGE SERVICING RIGHTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance, beginning	$ 961,823
Balance, ending	1,109,720	$ 961,823
Mortgage servicing rights
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance, beginning	961,823	918,247
Mortgage servicing rights capitalized	230,826	150,546
Mortgage servicing rights amortized	(144,607)	$ (106,970)
Decrease in provision for loss in fair value	61,678
Balance, ending	1,109,720	$ 961,823
Valuation allowances:
Balance, beginning	178,896	$ 178,896
Decrease	(61,678)
Balance, ending	$ 117,218	$ 178,896